Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

	2016 $	2015 $
Trade accounts payable and trade accruals	34,319	18,453
Employee related accruals	3,969	1,150
Other payables and accrued liabilities	2,593	1,697
Foreign exchange forward contracts	1,818	—
Accrued payroll taxes related to exercised stock options	1,611	1,584
Accrued sales tax	747	805
	45,057	23,689